Investment Objectives and Goals	Dec. 31, 2024
Man Active High Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Man Active High Yield ETF
Objective [Heading]	Risk/Return Summary: Investment Objective
Objective, Primary [Text Block]	Man Active High Yield ETF (the “Fund”) seeks to provide income and capital growth over the medium to long term.
Man Active Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Man Active Income ETF
Objective [Heading]	Risk/Return Summary: Investment Objective
Objective, Primary [Text Block]	Man Active Income ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	Capital growth is a secondary objective.